Derivative financial instruments (Notional amounts and fair values of derivatives outstanding) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Total derivative assets
Derivative assets, fair value	$ 10,383	$ 3,303
Total derivative liabilities
Derivative liabilities, fair value	123,608	167,303
Not Designated as Hedging Instrument | Interest rate caps
Total derivative assets
Derivative assets, notional amount	2,918,000	3,022,000
Derivative assets, fair value	8,727	2,790
Not Designated as Hedging Instrument | Interest rate swaps
Total derivative liabilities
Derivative liabilities, notional amount	400,000	400,000
Derivative liabilities, fair value	11,181	14,933
Designated as Hedging Instrument | Interest rate caps
Total derivative assets
Derivative assets, notional amount	475,000	475,000
Derivative assets, fair value	1,656	513
Designated as Hedging Instrument | Interest rate swaps | Cash Flow Hedging
Total derivative assets
Derivative assets, notional amount	0	0
Derivative assets, fair value	0	0
Total derivative liabilities
Derivative liabilities, notional amount	2,966,000	3,331,000
Derivative liabilities, fair value	$ 112,427	$ 152,370